Financial instruments-Risk management and fair value - Summary of Company's financial instruments measured at fair value (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Asset held for sale	$ 0	$ 135,542
Total assets	4,248,261	3,853,384
Derivative financial instruments	268,338	245,560
Total liabilities	2,948,864	2,569,826
Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets		135,542
Non-recurring fair value measurement | Assets Held For Sale
Disclosure of fair value measurement of assets [line items]
Asset held for sale		135,542
Non-recurring fair value measurement | Level 1 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total assets		0
Non-recurring fair value measurement | Level 1 of fair value hierarchy | Assets Held For Sale
Disclosure of fair value measurement of assets [line items]
Asset held for sale		0
Non-recurring fair value measurement | Level 2 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total assets		135,542
Non-recurring fair value measurement | Level 2 of fair value hierarchy | Assets Held For Sale
Disclosure of fair value measurement of assets [line items]
Asset held for sale		135,542
Non-recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total assets		0
Non-recurring fair value measurement | Level 3 of fair value hierarchy | Assets Held For Sale
Disclosure of fair value measurement of assets [line items]
Asset held for sale		0
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	124,726
Total liabilities	268,338	245,560
Recurring fair value measurement | Investment fund
Disclosure of fair value measurement of assets [line items]
Asset held for sale	124,726
Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	268,338	245,560
Recurring fair value measurement | Level 1 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total assets	124,726
Total liabilities	0	0
Recurring fair value measurement | Level 1 of fair value hierarchy | Investment fund
Disclosure of fair value measurement of assets [line items]
Asset held for sale	124,726
Recurring fair value measurement | Level 1 of fair value hierarchy | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	0	0
Recurring fair value measurement | Level 2 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total assets	0
Total liabilities	268,338	245,560
Recurring fair value measurement | Level 2 of fair value hierarchy | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	268,338	245,560
Recurring fair value measurement | Level 3 of fair value hierarchy
Disclosure of fair value measurement of assets [line items]
Total assets	0
Total liabilities	0	0
Recurring fair value measurement | Level 3 of fair value hierarchy | Derivatives
Disclosure of fair value measurement of assets [line items]
Derivative financial instruments	$ 0	$ 0